Filed Via EDGAR

Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
112 Worcester Street
Wellesley Hills, Massachusetts 02481

April 24, 2008

Securities and Exchange Commission
901 E Street, N.E.
Washington, D.C. 20549-0506

Re:	Sun Life of Canada (U.S.) Variable Account I ("Registrant")
Sun Life Assurance Company of Canada ("SLUS")
Pre-Effective Amendment No. 1 to Registration Statement on Form N-6 File No. 333-148178 ("the Amendment")

Commissioners:

Enclosed herewith for filing, pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, is Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 of Sun Life of Canada (U.S.) Variable Account I.  The purpose of the pre-effective amendment is to include 2007 audited financial information for the Registrant and SLUS.

Acceleration Request

Registrant believes that the Amendment is responsive to Staff comments and, therefore, Registrant and its principal underwriter, Clarendon Insurance Agency, Inc., make an acceleration request of the effective date of the Amendment to May 20, 2008 or as soon as practicable thereafter.  The Registrant and its principal underwriter are aware of their obligations under the 1933 Act. In addition, the Registrant acknowledges that

•	Should the Commission or staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
•
The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	The insurance company may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct all questions and comments to the undersigned at (781)446-1638 or to Joan Boros, Esq. at (202)965-8150.

Sincerely,

/s/ Susan J. Lazzo

Susan J. Lazzo
Senior Counsel

cc:  Joan Boros, Esq.